RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS	12 Months Ended
Dec. 31, 2014
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS

2. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

In connection with a routine review by the Securities and Exchange Commission (“SEC”) of the Group’s annual report on Form 20-F for the fiscal year ended December 31, 2013 (“2013 20-F”), the Group revised its accounting treatment for (i) licensed copyrights and (ii) non-monetary exchanges of licensed copyrights, as further described below, to correct certain errors in the preparation of the previously issued financial statements, and restated its consolidated financial statements for the years ended December 31, 2012 and 2013.

Accounting for licensed copyrights

The Group acquires and uses licensed content to drive viewership, and monetizes the content through advertising placements. In that sense, the Group’s business operations in connection with copyright licensing are similar to that of a traditional broadcaster. As a result, the Group determined that the accounting treatment for the licensed copyrights should have been within the scope of incremental industry accounting guidance in ASC 920, Entertainment — Broadcasters (“ASC 920”), for all historical periods.  The application of ASC 920 resulted in differences as to (i) the current and non-current classification of licensed copyrights on the balance sheet based on estimated time of usage, and (ii) the methodology used in the evaluation of the recoverability of licensed copyrights, which is based on estimated net realizable value (“NRV”) whereby a write-down from unamortized cost of licensed copyrights to NRV, if lower, is required when usefulness of the licensed copyrights is revised downwards.

Previously, licensed copyrights were classified as part of intangible assets and the recoverability of licensed copyrights was evaluated with other long-lived assets as an asset group, in accordance with ASC 360-10, Property, Plant, and Equipment: Overall (“ASC 360”).

As of December 31, 2013, the adoption of ASC 920 increased the Group’s current and non-current licensed copyrights balances by RMB105,087 and RMB254,677, respectively, which is now separately presented on the balance sheet, increased current and non-current prepayments and other assets by RMB18 and RMB9,540, respectively, decreased current and non-current intangible assets balances by RMB51,942 and RMB306,521, respectively, decreased property and equipment by RMB37,633, decreased deferred tax assets by RMB2,291, decreased deferred tax liabilities by RMB2,632 and increased accumulated deficit by RMB26,433.

For the year ended December 31, 2013, the revision of the accounting treatment increased cost of revenues, product development expenses, sales and marketing expenses and general and administrative expenses by RMB4,117, RMB6,566, RMB10,140, and RMB5,951, respectively, decreased income tax expenses by RMB341 and increased net loss by RMB26,433. The effects of the revision of the accounting treatment on the Group’s statement of comprehensive loss for the year ended December 31, 2013 was primarily due to the methodology used in evaluating the recoverability of the licensed copyrights, and the sequence in which the evaluation of recoverability is performed between licensed copyrights and other long-lived assets.  Previously, in 2013, the Group recognized an impairment charge of RMB96,071 in accordance with ASC 360, whereby the total impairment charge was measured as the difference between the fair value and carrying value of the asset group, and the charge allocated amongst the various long-lived assets in the asset group based on their relative carrying values, including licensed copyrights.  In accordance with ASC 920, the Group first evaluated recoverability of licensed copyrights based on estimated NRV, and determined there was no impairment of licensed copyrights in 2013.  The Group then proceeded with the impairment evaluation of its other long-lived assets in accordance with ASC 360, whereby a total impairment charge of RMB107,326 was allocated to the respective assets in the asset group, other than licensed copyrights which are outside the scope of ASC 360. The additional RMB11,255 increase in impairment charges in 2013 was due to the fact that while the fair value of the asset group subject to the impairment assessment remained the same, there was an increase in the carrying value of the asset group from the recognition of licensed copyrights that are swapped-in at fair value (see Note 3 “Accounting for nonmonetary exchanges of licensed copyrights”).  Furthermore, as a result of the revised carrying values of the Group’s licensed copyrights and other long-lived assets, adjustments to the corresponding amortization and depreciation charges were also made.

For the year ended December 31, 2012, the revision of the accounting treatment did not result in any adjustments to the Group’s statement of comprehensive loss. The revision of the accounting treatment also did not result in any adjustments to the Group’s opening accumulated deficit as of January 1, 2012.

Accounting for nonmonetary exchanges of licensed copyrights (“barter transactions”)

The Group often acquires exclusive licensed copyrights of content, which includes a broadcasting right and a right to sublicense to third parties.  From time to time, as part of the sublicensing right acquired, the Group enters into nonmonetary exchanges of the underlying content with other online video broadcasting companies.  The Group had previously accounted for these nonmonetary exchanges at the carrying values of the sublicensing rights given up, which is nil, with no resulting gain or loss being recognized. Upon further evaluation of ASC 845, Nonmonetary Transactions, the Group determined it did not meet the inventory exception to fair value accounting contained therein, and accordingly, these barter transactions should be accounted for at fair value.  The key effects of applying fair value accounting to these barter transactions resulted in the recognition of (i) sublicensing revenues upon the exchange and (ii) the corresponding licensed copyrights that are swapped-in from these transactions, along with their subsequent amortization, all of which were not previously reflected in the Group’s consolidated financial statements.  In addition, the Group had previously amortized the exclusive licensed copyrights entirely using an accelerated method based on historical viewership consumption pattern in accordance with ASC 920, whereas it now amortizes the two underlying rights separately - the sublicensing right using the individual-film-forecast-computation method in accordance with ASC 926, Entertainment-Films (“ASC 926”), and the broadcasting right using an accelerated method based on historical viewership consumption pattern in accordance with ASC 920 (see Note 3 “Licensed copyrights, net”).

As of December 31, 2013, the revision in accounting treatment increased the Group’s current and non-current licensed copyrights balances by RMB2,621 and RMB4,553, respectively, increased current prepayments and other assets by RMB8,958, increased advances from customers and deferred revenue by RMB1,661 and decreased accumulated deficit by RMB14,471.

For the year ended December 31, 2013, the revision of the accounting treatment increased net revenues and cost of revenues by RMB40,510 and RMB47,077, respectively, and net loss increased by RMB6,567. For the year ended December 31, 2012, the revision of the accounting treatment increased net revenues and cost of revenues by RMB114,227 and RMB92,473, respectively and net loss decreased by RMB21,754.

As of December 31, 2012, the revision of the accounting treatment resulted in a decrease to accumulated deficit of RMB21,038. For historical periods prior to 2012, the revision of the accounting treatment resulted in an increase to the Group’s opening accumulated deficit as of January 1, 2012 of RMB716.

Other adjustments

In connection with the restatement of the Group’s consolidated financial statements to revise for the accounting treatment discussed above, the Group also adjusted for certain previously identified immaterial accounting errors related to the prior periods presented. When these financial statements were originally issued, the Group assessed their impact and concluded that they were not material to the consolidated financial statements for the years ended December 31, 2012 and 2013, respectively. However, in conjunction with the need to restate the Group’s consolidated financial statements as mentioned above, the Group has determined that it would be appropriate to make adjustments for such previously unrecorded adjustments.

The combined impact of all adjustments to the applicable line items in the Group’s consolidated financial statements for the periods presented are provided in the tables below.

A summary of the effects of the restatement on the applicable line items within the Group’s consolidated balance sheet as of December 31, 2013 is as follows:

	Consolidated Balance Sheet as of December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Licensed copyrights, net	—	107,708	107,708
Intangible assets, net	51,942	(51,942)	—
Prepayments and other assets	82,300	8,976	91,276
Deferred tax assets, net	7,843	(2,291)	5,552
Total current assets	4,688,455	62,451	4,750,906
Property and equipment, net	222,229	(37,633)	184,596
Licensed copyrights, net	—	259,230	259,230
Intangible assets, net	1,197,671	(306,521)	891,150
Prepayments and other assets	197,856	9,540	207,396
Total non-current assets	5,881,501	(75,384)	5,806,117
Total assets	10,569,956	(12,933)	10,557,023
Advances from customers and deferred revenue	25,081	1,661	26,742
Accrued expenses and other liabilities	1,124,342	(13,636)	1,110,706
Total current liabilities	1,363,248	(11,975)	1,351,273
Deferred tax liabilities	219,519	(2,632)	216,887
Total non-current liabilities	223,589	(2,632)	220,957
Total liabilities	1,586,837	(14,607)	1,572,230
Accumulated deficit	(1,878,454)	45,405	(1,833,049)
Accumulated other comprehensive loss	(199,053)	(43,731)	(242,784)
Total shareholders’ equity	8,983,119	1,674	8,984,793
Total liabilities and shareholders’ equity	10,569,956	(12,933)	10,557,023

A summary of the effects of the restatement on the applicable line items within the Group’s consolidated statements of comprehensive loss for the years ended December 31, 2013 and 2012 is as follows:

	Consolidated Statement of Comprehensive Loss for the year ended December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net revenues	3,028,484	40,510	3,068,994
Cost of revenues	(2,487,421)	(37,558)	(2,524,979)
Gross profit	541,063	2,952	544,015
Product development	(278,015)	(6,566)	(284,581)
Sales and marketing	(681,008)	(10,140)	(691,148)
General and administrative	(261,770)	(5,951)	(267,721)
Total operating expenses	(1,220,793)	(22,657)	(1,243,450)
Government grant income	—	25,489	25,489
Loss from operations	(679,730)	5,784	(673,946)
Other income (loss), net	70,573	(25,489)	45,084
Loss before income taxes	(579,730)	(19,705)	(599,435)
Income tax benefit (expense)	(1,014)	341	(673)
Net loss	(580,744)	(19,364)	(600,108)
Net loss per share, basic and diluted	(0.19)	(0.01)	(0.20)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted	(3.50)	(0.12)	(3.62)
Comprehensive loss attributable to ordinary shareholders	(663,915)	(19,364)	(683,279)

	Consolidated Statement of Comprehensive Loss for the year ended December 31, 2012
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net revenues	1,795,575	114,227	1,909,802
Cost of revenues	(1,499,536)	(92,473)	(1,592,009)
Gross profit	296,039	21,754	317,793
Government grant income	—	10,119	10,119
Loss from operations	(478,665)	31,873	(446,792)
Other income (loss), net	9,757	(10,661)	(904)
Loss before income taxes	(427,419)	21,212	(406,207)
Net loss	(424,003)	21,212	(402,791)
Net loss per share, basic and diluted	(0.18)	0.01	(0.17)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted	(3.20)	0.16	(3.04)
Other comprehensive loss, net of tax of nil	(7,304)	542	(6,762)
Comprehensive loss attributable to ordinary shareholders	(431,307)	21,754	(409,553)

A summary of the effects of the restatement on the applicable line items within the Group’s consolidated statement of cash flows for the years ended December 31, 2013 and 2012 is as follows:

	Consolidated Statement of Cash Flows for the year ended December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net loss	(580,744)	(19,364)	(600,108)
Depreciation of fixed assets	111,098	(15,293)	95,805
Amortization of licensed copyrights	—	816,397	816,397
Amortization of intangible assets and capitalized content production costs	788,299	(736,458)	51,841
Barter sublicensing revenue	—	(40,510)	(40,510)
Impairment of long-lived assets	96,071	11,255	107,326
Deferred income tax benefit	(313)	(2,391)	(2,704)
(Increase) decrease of prepayments and other assets	1,441	8,100	9,541
Increase (decrease) of accrued expenses and other liabilities	142,059	(13,636)	128,423
Net cash provided by operating activities	269,483	8,100	277,583
Loans to third parties	—	(8,100)	(8,100)
Acquisition of licensed copyrights	—	(735,001)	(735,001)
Acquisition of intangible assets	(740,581)	735,001	(5,580)
Net cash used in investing activities	(185,024)	(8,100)	(193,124)
Supplemental disclosures of cash flow information:
Acquisition of licensed copyrights included in accounts payable	—	179,414	179,414
Acquisition of intangible assets included in accounts payable	191,711	(179,414)	12,297
Acquisition of licensed copyrights from nonmonetary content exchanges	—	28,669	28,669

	Consolidated Statement of Cash Flows for the year ended December 31, 2012
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net loss	(424,003)	21,212	(402,791)
Amortization of licensed copyrights	—	457,323	457,323
Amortization of intangible assets and capitalized content production costs	416,396	(364,851)	51,545
Barter sublicensing revenue	—	(114,227)	(114,227)
Foreign exchange loss (gain)	469	543	1,012
(Increase) decrease of prepayments and other assets	20,182	15,400	35,582
Net cash provided by operating activities	137,420	15,400	152,820
Loans to third parties	—	(15,400)	(15,400)
Acquisition of licensed copyrights	—	(361,976)	(361,976)
Acquisition of intangible assets	(361,976)	361,976	—
Net cash used in investing activities	(784,193)	(15,400)	(799,593)
Supplemental disclosures of cash flow information:
Acquisition of licensed copyrights included in accounts payable	—	144,302	144,302
Acquisition of intangible assets included in accounts payable	155,464	(144,302)	11,162
Acquisition of licensed copyrights from nonmonetary content exchanges	—	114,861	114,861